Schedule of Related Party Transactions (Details) (Parenthetical) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party		$ 24,880
Amount due to related pary	[1]	403,500	$ 403,500
Unicorn Ventures Limited [Member]
Related Party Transaction [Line Items]
Amount due from related party		12,750
Angkasa XL Foundation [Member]
Related Party Transaction [Line Items]
Amount due from related party		8,450
Angkasa X Holdings Limited Hong Kong [Member]
Related Party Transaction [Line Items]
Amount due from related party		1,480
Angkasa X Holdings Corp United States [Member]
Related Party Transaction [Line Items]
Amount due from related party		$ 2,200

[1]	As of December 31, 2024, the amount due to related party of $403,500 being loan from the Company’s shareholder, See Unicorn Ventures Limited. See Unicorn Ventures Limited has undertaken that any withdrawal or recall of the amount extended to the Company, if any, will not be made to the extent that such action would affect the Company’s ability to continue as a going concern.